Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of carrying amount of goodwill
	December 31,
	2022	2021
Opening balance	$932,854	$872,424
Acquisition of subsidiaries	52,651	49,416
Classifications	(1,502)	1,585
Foreign currency translation adjustments	(57,842)	9,429
Closing balance	$926,161	$932,854